UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5003

Blue Chip Value Fund, Inc.

 (Exact name of registrant as specified in charter)

1225 17th Street, 26th Floor, Denver, Colorado 80202

 (Address of principal executive offices) (Zip code)

Michael P. Malloy
Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, Pennsylvania 19103-6996

 (Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 624-4190

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1 – Schedule of Investments.

Blue Chip Value Fund, Inc.

STATEMENT OF INVESTMENTS
September 30, 2010 (Unaudited)

			Market
	Shares	Cost	Value
COMMON STOCKS - 97.74%

BASIC MATERIALS - 6.13%
Chemicals - 1.02%
Ecolab Inc.	20,500	$ 930,335	$ 1,040,170

Forestry & Paper - 4.04%
Ball Corp.	37,440	1,956,262	2,203,344
International Paper Co.	88,800	2,039,599	1,931,400
		3,995,861	4,134,744
Specialty Chemicals - 1.07%
Agrium Inc. (Canada)	14,600	980,794	1,094,854

TOTAL BASIC MATERIALS		5,906,990	6,269,768
CAPITAL GOODS - 4.31%
Aerospace & Defense - 2.45%
General Dynamics Corp.	19,700	1,287,864	1,237,357
Raytheon Co.	27,700	1,309,503	1,266,167
		2,597,367	2,503,524
Industrial Products - 1.86%
ITT Corp.	40,700	2,225,406	1,905,981

TOTAL CAPITAL GOODS		4,822,773	4,409,505
COMMERCIAL SERVICES - 4.38%
Business Products & Services - 1.88%
Quanta Services Inc.**	101,000	3,109,759	1,927,080

IT Services - 1.25%
Computer Sciences Corp.	27,750	1,457,061	1,276,500

Transaction Processing - 1.25%
The Western Union Co.	72,400	1,185,429	1,279,308

TOTAL COMMERCIAL SERVICES		5,752,249	4,482,888
COMMUNICATIONS - 5.53%
Networking - 1.73%
Cisco Systems Inc.**	81,000	1,931,857	1,773,900

Telecomm Equipment & Solutions - 3.80%
QUALCOMM Inc.	52,000	2,348,445	2,346,240
Research In Motion Ltd. (Canada)**	31,600	1,943,846	1,538,604
		4,292,291	3,884,844

TOTAL COMMUNICATIONS		6,224,148	5,658,744
CONSUMER CYCLICAL - 9.63%
Apparel & Footwear Manufacturers - 3.70%
Nike Inc. - Class B	27,850	1,749,317	2,231,899
VF Corp.	19,200	1,468,987	1,555,584
		3,218,304	3,787,483
Department Stores - 2.17%
Macy's Inc.	96,400	1,712,670	2,225,876

Other Consumer Services - 1.49%
Expedia Inc.	54,000	$ 1,251,274	$ 1,523,340

Restaurants - 1.08%
Darden Restaurants Inc.	25,740	807,204	1,101,157

Specialty Retail - 1.19%
Best Buy Co. Inc.	29,800	1,080,330	1,216,734

TOTAL CONSUMER CYCLICAL		8,069,782	9,854,590
CONSUMER STAPLES - 10.81%
Beverages: Non-Alcoholic - 1.79%
Dr Pepper Snapple Group Inc.	51,400	1,894,069	1,825,728

Consumer Products - 2.44%
Colgate Palmolive Co.	32,500	2,584,049	2,497,950

Food & Agricultural Products - 6.58%
Campbell Soup Co.	60,700	2,214,924	2,170,025
H.J. Heinz Co.	44,000	1,977,642	2,084,280
Unilever N.V. (Netherlands)	82,900	2,937,586	2,477,052
		7,130,152	6,731,357

TOTAL CONSUMER STAPLES		11,608,270	11,055,035
ENERGY - 9.81%
Exploration & Production - 3.16%
Occidental Petroleum Corp.	41,280	2,859,668	3,232,224

Integrated Oils - 4.15%
Exxon Mobil Corp.	23,300	1,686,119	1,439,707
Marathon Oil Corp.	84,800	2,867,972	2,806,880
		4,554,091	4,246,587
Oil Services - 2.50%
Ensco PLC, ADR (United Kingdom)	29,300	1,363,319	1,310,589
Noble Corp. (Switzerland)	36,700	1,415,318	1,240,093
		2,778,637	2,550,682

TOTAL ENERGY		10,192,396	10,029,493
INTEREST RATE SENSITIVE - 12.97%
Money Center Banks - 5.20%
Bank of America Corp.	198,400	3,260,185	2,601,024
JPMorgan Chase & Co.	71,400	2,995,941	2,718,198
		6,256,126	5,319,222
Property Casualty Insurance - 3.52%
ACE Ltd. (Switzerland)	35,600	1,893,977	2,073,700
The Travelers Cos. Inc.	29,300	1,412,210	1,526,530
		3,306,187	3,600,230
Regional Banks - 1.51%
PNC Financial Services Group Inc.	29,700	1,645,597	1,541,727

Securities & Asset Management - 1.77%
The Goldman Sachs Group Inc.	12,500	1,709,211	1,807,250

Thrifts - 0.97%
Annaly Capital Management Inc., REIT	56,400	991,952	992,640

TOTAL INTEREST RATE SENSITIVE		13,909,073	13,261,069
MEDICAL & HEALTHCARE - 11.77%
Medical Technology - 2.24%
Zimmer Holdings Inc.**	43,800	2,983,304	2,292,054

Pharmaceuticals - 9.53%
Abbott Laboratories	47,300	$ 2,501,460	$ 2,470,952
Amgen Inc.**	48,700	2,907,984	2,683,857
Forest Laboratories Inc.**	71,500	1,945,351	2,211,495
Pfizer Inc.	138,368	2,485,244	2,375,779
		9,840,039	9,742,083

TOTAL MEDICAL & HEALTHCARE		12,823,343	12,034,137
TECHNOLOGY - 11.75%
Computer Software - 4.88%
Microsoft Corp.	101,800	2,724,343	2,493,082
Symantec Corp.**	164,600	2,889,054	2,496,982
		5,613,397	4,990,064
PC's & Servers - 4.73%
Dell Inc.**	134,500	1,926,567	1,743,120
International Business Machines Corp.	23,100	2,721,975	3,098,634
		4,648,542	4,841,754
Semiconductors - 2.14%
Altera Corp.	27,400	543,162	826,384
Intel Corp.	70,800	1,331,054	1,361,484
		1,874,216	2,187,868
TOTAL TECHNOLOGY		12,136,155	12,019,686
TRANSPORTATION - 4.53%
Railroads - 4.53%
Norfolk Southern Corp.	44,500	2,343,232	2,648,195
Union Pacific Corp.	24,300	1,499,339	1,987,740
		3,842,571	4,635,935

TOTAL TRANSPORTATION		3,842,571	4,635,935
UTILITIES - 6.12%
Independent Power - 2.16%
Exelon Corp.	25,200	962,499	1,073,016
Public Service Enterprise Group Inc.	34,400	1,111,773	1,137,952
		2,074,272	2,210,968
Integrated Gas & Electric - 1.04%
Dominion Resources Inc.	24,200	977,540	1,056,572

Regulated Electric - 2.92%
Edison International	57,300	1,826,340	1,970,547
Entergy Corp.	13,300	975,131	1,017,849
		2,801,471	2,988,396

TOTAL UTILITIES		5,853,283	6,255,936
TOTAL COMMON STOCKS		101,141,033	99,966,786

SHORT TERM INVESTMENTS - 2.21%
Fidelity Institutional Money Market Government Portfolio - Class I
(7 Day Yield 0.06%)(1)	2,256,756	2,256,756	2,256,756
TOTAL SHORT TERM INVESTMENTS		2,256,756	2,256,756

TOTAL INVESTMENTS	99.95%	$ 103,397,789	$ 102,223,542
Other Assets in Excess of Liabilities	0.05%		48,212
NET ASSETS	100.00%		$ 102,271,754

 ** Non-dividend paying stock
(1) Investments in other funds are calculated at their respective net asset values or determined by those funds, in accordance with the Investment Company Act of 1940.

ADR - American Depositary Receipt

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. PLC - Public Limited Co.

REIT - Real Estate Investment Trust

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Investment Adviser to the Fund.

COUNTRY BREAKDOWN
As of September 30, 2010 (Unaudited)
	Market
Country	Value	%
United States	$ 92,488,650	90.43%
Switzerland	3,313,793	3.24%
Canada	2,633,458	2.58%
Netherlands	2,477,052	2.42%
United Kingdom	1,310,589	1.28%
Total Investments	$ 102,223,542	99.95%
Other Assets in Excess of Liabilities	48,212	0.05%
Net Assets	$ 102,271,754	100.00%

 Please note the country classification is based on the company headquarters. All of the Fund's investments are traded on U.S. exchanges.

See accompanying notes to statement of investments.

BLUE CHIP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS

September 30, 2010 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Blue Chip Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its statement of investments.

Security Valuation – All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open. Listed securities are generally valued at the last sales price as of the close of regular trading on the NYSE. Securities traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) are generally valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors.  Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Investment Transactions – Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investment are determined on the “specific identification” basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income, which includes interest earned on money market funds, is accrued and recorded daily.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures made in the accompanying notes to the financial statements. Actual results could differ from those estimates.

2. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established for fair value measurement based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted and Unadjusted Prices in active markets for identical investments.

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2010 in valuing the

Fund’s assets:

Investments in Securities at Value*	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$ 99,966,786	$ -	$ -	$ 99,966,786
Short-Term Investments	2,256,756	-	-	2,256,756
TOTAL	$ 102,223,542	$ -	$ -	$ 102,223,542

*For detailed Industry descriptions, see accompanying Statement of Investments

All securities of the Fund were valued using Level 1 inputs during the three months ended September 30, 2010. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS (TAX BASIS)

As of September 30, 2010:

Gross appreciation (excess of value over tax cost)	$ 5,708,123
Gross depreciation (excess of tax cost over value)	(6,900,254)
Net unrealized appreciation / (depreciation)	$ (1,192,131)
Cost of investments for income tax purposes	$ 103,415,673

4. LOAN OUTSTANDING

The Fund has a line of credit with The Bank of New York Mellon (“BONY”) in which the Fund may borrow up to the lesser of 15% of the Fund’s total assets, $15,000,000 or the maximum amount the Fund is permitted to borrow under the Investment Company Act of 1940. For the period January 1, 2010 through February 28, 2010 the interest rate reset daily at overnight Federal Funds Rate plus 1.00%. Effective March 1, 2010, the interest rate changed to overnight Federal Funds Rate plus 1.25% and the Fund pays an annual loan facility fee of 0.03%. The borrowings under the BONY loan are secured by a perfected security interest on all of the Funds’ assets.

Details of the loan outstanding are as follows:

Average for the
	As of	Nine Months Ended
	September 30, 2010	September 30, 2010
Loan outstanding	$ 0.00	$10,439,441
Interest rate	N/A	1.28%
% of Fund's total assets	0.00%	10.20%
Amount of debt per share outstanding	$ 0.00	$ 0.37
Number of shares outstanding (in thousands)	28,464	28,464 *

*Weighted Average

5. SUBSEQUENT EVENT

Effective December 1, 2010 the line of credit with BONY will be terminated.

On November 18, 2010, the Fund’s Board of Directors and the Board of Trustees of the Westcore Trust announced formal approval to a proposal to reorganize the Fund into Westcore Blue Chip Fund, a registered open-end fund with a similar investment objective and strategies.  The reorganization must be approved by the Blue Chip Value Fund’s shareholders. The Fund has set the close of business on November 19, 2010 as the record date for the special meeting of shareholders of the Fund to consider the reorganization. It is anticipated that proxy materials will be distributed to Blue Chip Value Fund’s shareholders later this year or in early 2011 and that the special meeting will be held on February 8, 2011.

Item 2 - Controls and Procedures.

(a)        The registrant's  Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP VALUE FUND, INC.

By:       /s/ Todger Anderson

            Todger Anderson

            President / Principal   Executive Officer

Date:    November 29, 2010

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Todger Anderson

            Todger Anderson

            President / Principal   Executive Officer

Date:    November 29, 2010

By:       /s/ Jasper R. Frontz

            Jasper R. Frontz

            Treasurer / Principal Financial Officer

Date:    November 29, 2010